Hennessy Small Cap Financial Fund (First Prospectus Summary) | Hennessy Small Cap Financial Fund
HENNESSY SMALL CAP FINANCIAL FUND
Investment Objective
The Hennessy Small Cap Financial Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Hennessy Small Cap Financial Fund Investor Class
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hennessy Small Cap Financial Fund Investor Class
Management Fees		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.25%
Acquired Fund Fees and Expenses (AFFE)	[2]	0.16%
Total Annual Fund Operating Expenses		1.56%
[1]	"Other Expenses" have been adjusted as necessary from amounts incurred during the Predecessor Small Cap Financial Fund's (as defined below) most recent fiscal year to reflect current fees and expenses.
[2]	The Total Annual Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include AFFE (i.e., fees and expenses of other funds in which the Fund has invested).

EXAMPLE
This Example is intended to help you compare the cost of investing in Investor
Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Class shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Small Cap Financial Fund Investor Class	159	493	850	1,856

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the predecessor to the Fund, the FBR Small Cap Financial Fund, a series of The FBR Funds (the "Predecessor
Small Cap Financial Fund"), had a portfolio turnover rate of 70% of the average value of its portfolio.
Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies "principally engaged" in the business of providing financial services to consumers and industry. The Fund's policy of investing at least 80%
of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders. The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase. An issuer is "principally engaged" in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities. Financial services activities are activities primarily related to consumer and commercial banking, insurance, securities and investments, specialty finance and real estate. The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans. These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts ("REITs"). The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries. Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Portfolio Manager generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.
Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Equity Investments: Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions: The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small-Cap Investments: The Fund invests in small sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Real Estate-Related Risk: Because the Fund focuses on financial services companies that may invest in real estate, the Fund is subject to the risks associated with ownership of real estate and with the real estate industry in general. Real estate values (and the values of real estate-related securities)
fluctuate with changes in general and local economic conditions and are particularly sensitive to economic downturns. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes.

Industry Concentration: The Fund concentrates its investments within the financial services group of industries. Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries. Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

Non-Diversification: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund's performance.
Performance Information
The Fund is a successor to the Predecessor Small Cap Financial Fund pursuant to a reorganization that took place after the close of business on October 26, 2012.
The performance information provided for the periods on or prior to October 26,
2012 is historical information for the Predecessor Small Cap Financial Fund's
Investor Class shares. The Predecessor Small Cap Financial Fund was managed by
FBR Fund Advisers, Inc. and had the same investment objective and substantially similar investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the Russell 2000
Index, a broad measure of market performance. For additional information on this index, please see "Index Descriptions" in the Prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund's website (http://www.hennessyfunds.com).
CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund's highest quarterly return was
22.57% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.72% for the quarter ended September 30, 2011.

The year-to-date return of the Predecessor Small Cap Financial Fund's Investor
Class through September 30, 2012 is 16.30%.
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns Hennessy Small Cap Financial Fund	Label	1 Year	5 Years	10 Years
Investor Class	Returns before taxes	(15.63%)	(3.29%)	6.10%
Investor Class After Taxes on Distributions	Returns after taxes on distributions	(15.85%)	(4.32%)	4.82%
Investor Class After Taxes on Distributions and Sales	Returns after taxes on distributions and sale of fund shares	(9.87%)	(2.86%)	5.31%
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The
Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.